Vessels (Tables)	9 Months Ended
Sep. 30, 2021
Vessels [Abstract]
Vessel Costs
Cost of Vessels $ in thousands
At January 1, 2021	2,121,455
Additions	68,163
Transferred from vessels upgrades	101,199
Retirement *	(149,340)
At September 30, 2021	2,141,478

Depreciation, impairment and amortization $ in thousands
At January 1, 2021	645,020
Depreciation and amortization	95,213
Retirement *	(77,430)
At September 30, 2021	662,803

Carrying Amount $ in thousands
At January 1, 2021	1,476,436
At September 30, 2021	1,478,675
*Relates to the sale of DHT Lake, DHT Raven, and DHT Condor, completed depreciation of drydocking for DHT Amazon, DHT Bauhinia, DHT Europe, DHT Lion, DHT Peony, DHT Puma, DHT Redwood and DHT Tiger in addition to completed amortization of time charter contract for DHT China.
Cost of advances of vessels and vessel upgrades $ in thousands
At January 1, 2021	17,269
Additions	94,247
Transferred to vessels	(101,199)
At September 30, 2021	10,318

Carrying Amount $ in thousands
At January 1, 2021	17,269
At September 30, 2021	10,318